Accounting changes and new accounting guidance	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Accounting changes and new accounting guidance	Accounting changes and new accounting guidance
In order to combine items of a similar nature within total revenue and to simplify our income statement presentation, in 2021, we made the following reporting changes. The reclassifications had no impact on consolidated total revenue or total revenue for the business segments. Prior periods were reclassified to be comparable with the current period presentation.
•Other trading revenue was reclassified from foreign exchange and other trading revenue to investment and other revenue.
•Foreign exchange and other trading revenue was renamed foreign exchange revenue.
•The impact of foreign currency remeasurement was reclassified from investment and other revenue to foreign exchange revenue.
•Income (loss) from consolidated investment management funds was reclassified to investment and other revenue.
•Investment and other revenue was reclassified from fee revenue and is reported separately and net securities gains (losses) was combined with investment and other revenue.

In addition, the assets and liabilities of consolidated investment management funds were reclassified to other assets and other liabilities, respectively, on the consolidated balance sheet. The reclassifications had no impact on total assets or total liabilities. Prior periods were reclassified to be comparable with the current period presentation.
The table below summarizes the effects of the reclassifications on the consolidated income statement.

Consolidated income statement reclassifications
	Year ended Dec. 31,
(in millions)	2020	2019
Before reclassifications
Foreign exchange and other trading revenue	$789	$654
Total fee revenue	$12,714	$13,236
Investment and other income	$184	$968
Net securities gains (losses)	$33	$(18)
Income from consolidated investment management funds	$84	$56

After reclassifications
Foreign exchange revenue	$774	$564
Total fee revenue	$12,515	$12,178
Investment and other revenue	$316	$1,096

The table below summarizes the effects of the reclassifications on the consolidated balance sheet.

Consolidated balance sheet reclassifications	Dec. 31, 2020
(in millions)
Before reclassifications
Other assets	$20,468
Assets of consolidated investment management funds, at fair value	$487
Other liabilities	$7,514
Liabilities of consolidated investment management funds, at fair value	$3

After reclassifications
Other assets	$20,955
Other liabilities	$7,517

Additionally, in the fourth quarter of 2021, we disaggregated our former Investment Services business segment into two new business segments, Securities Services and Market and Wealth Services. See Note 24 for additional information.